Redeemable and Convertible Shares (Tables)	6 Months Ended
Jun. 30, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Mezzanine Equity Activities

The activities of Series A Preferred Shares included in mezzanine equity are as follows:

(In thousands)	Series A Preferred Shares
Balance as of January 1, 2020	22,977
Accretion	1,293
Conversion and redesignation of Preferred Shares	(24,270)
Balance as of June 30, 2020 and 2021	—